Derivative Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 12,570
Amount offset against exchange rate difference	9,472
Amount offset against interest expenses	$ 3,098